Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Premiums	$ 85,330	$ 76,132	$ 69,364
Net investment income	838	1,199	798
Total revenues	322,467	292,111	268,706
Operating costs:
Cost of products sold	196,892	175,803	163,981
Benefit costs	71,073	64,188	55,679
Opioid litigation charges	5,803	0	0
Loss on assets held for sale	2,533	0	0
Store impairments	0	1,358	0
Goodwill impairment	0	431	0
Operating expenses	38,212	37,021	35,135
Total operating costs	314,513	278,801	254,795
Operating income	7,954	13,310	13,911
Interest expense	2,287	2,503	2,907
Loss on early extinguishment of debt	0	452	1,440
Other income	(169)	(182)	(206)
Income before income tax provision	5,836	10,537	9,770
Income tax provision	1,509	2,548	2,569
Income from continuing operations	4,327	7,989	7,201
Loss from discontinued operations, net of tax	0	0	(9)
Net income	4,327	7,989	7,192
Net (income) loss attributable to noncontrolling interests	(16)	12	(13)
Net income attributable to CVS Health	$ 4,311	$ 8,001	$ 7,179
Basic earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	$ 3.29	$ 6.07	$ 5.49
Loss from discontinued operations attributable to CVS Health (in dollars per share)	0	0	(0.01)
Net income attributable to CVS Health (in dollars per share)	$ 3.29	$ 6.07	$ 5.48
Weighted average basic shares outstanding (in shares)	1,312	1,319	1,309
Diluted earnings per share:
Income from continuing operations attributable to CVS Health (in dollars per share)	$ 3.26	$ 6.02	$ 5.47
Loss from discontinued operations attributable to CVS Health (in dollars per share)	0	0	(0.01)
Net income attributable to CVS Health (in dollars per share)	$ 3.26	$ 6.02	$ 5.46
Weighted average diluted shares outstanding (in shares)	1,323	1,329	1,314
Dividends declared per share (in dollars per share)	$ 2.20	$ 2.00	$ 2.00
Cost, Product and Service [Extensible List]	Products	Products	Products
Products
Revenues:
Revenues	$ 226,616	$ 203,738	$ 190,688
Services
Revenues:
Revenues	$ 9,683	$ 11,042	$ 7,856